JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.1%
Auto Components — 1.4%
Aptiv plc *	28	3,318

Automobiles — 0.2%
Rivian Automotive, Inc., Class A * (a)	10	516

Banks — 5.6%
Bank of America Corp.	154	6,331
Citigroup, Inc.	40	2,143
Fifth Third Bancorp	53	2,287
SVB Financial Group *	4	2,260

		13,021

Biotechnology — 1.1%
Amgen, Inc.	10	2,485

Building Products — 2.6%
Trane Technologies plc	35	5,269
Trex Co., Inc. *	11	747

		6,016

Capital Markets — 3.2%
Morgan Stanley	29	2,545
S&P Global, Inc.	7	3,043
State Street Corp.	22	1,891

		7,479

Containers & Packaging — 1.5%
Ball Corp.	40	3,599

Diversified Financial Services — 1.7%
Voya Financial, Inc.	58	3,865

Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	73	3,714

Electric Utilities — 2.0%
NextEra Energy, Inc.	38	3,199
Xcel Energy, Inc.	22	1,565

		4,764

Electrical Equipment — 2.3%
Eaton Corp. plc	35	5,304

Electronic Equipment, Instruments & Components — 0.5%
Itron, Inc. *	24	1,276

Entertainment — 2.0%
Walt Disney Co. (The) *	34	4,639

Equity Real Estate Investment Trusts (REITs) — 4.1%
American Tower Corp.	6	1,545
Boston Properties, Inc.	20	2,576
Equinix, Inc.	3	2,381
Prologis, Inc.	20	3,160

		9,662

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	11	6,064

Food Products — 0.6%
General Mills, Inc.	21	1,392

Health Care Equipment & Supplies — 2.8%
Boston Scientific Corp. *	101	4,463
Hologic, Inc.*	27	2,058

		6,521

Health Care Providers & Services — 2.4%
UnitedHealth Group, Inc.	11	5,671

Insurance — 2.9%
Marsh & McLennan Cos., Inc.	11	1,808
MetLife, Inc.	28	1,978
Progressive Corp. (The)	26	2,986

		6,772

Interactive Media & Services — 3.5%
Alphabet, Inc., Class A *	3	8,177

Internet & Direct Marketing Retail — 0.5%
Etsy, Inc. *	10	1,191

IT Services — 4.4%
Accenture plc, Class A	6	1,956
Affirm Holdings, Inc. * (a)	5	218
Mastercard, Inc., Class A	21	7,480
Shopify, Inc., Class A (Canada) *	1	500

		10,154

Life Sciences Tools & Services — 5.5%
Agilent Technologies, Inc.	15	1,998
Illumina, Inc. *	3	975
IQVIA Holdings, Inc. *	19	4,502
Thermo Fisher Scientific, Inc.	9	5,363

		12,838

Machinery — 4.6%
Deere & Co.	12	5,064
Ingersoll Rand, Inc.	83	4,178
Xylem, Inc.	18	1,529

		10,771

Multiline Retail — 1.1%
Target Corp.	12	2,461

Multi-Utilities — 1.3%
Sempra Energy	18	2,949

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	9	2,514

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	69	5,065
Merck & Co., Inc.	62	5,100

		10,165

Road & Rail — 1.3%
Norfolk Southern Corp.	11	3,078

Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc. *	16	1,770
Lam Research Corp.	4	2,191
NVIDIA Corp.	10	2,797
NXP Semiconductors NV (China)	17	3,233

JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SolarEdge Technologies, Inc. *	4	1,357
Texas Instruments, Inc.	18	3,362

		14,710

Software — 11.7%
Autodesk, Inc. *	4	909
Cadence Design Systems, Inc. *	11	1,821
Ceridian HCM Holding, Inc. *	24	1,635
Coupa Software, Inc. *	9	934
Intuit, Inc.	6	3,015
Microsoft Corp.	61	18,931

		27,245

Specialty Retail — 4.2%
Best Buy Co., Inc.	24	2,161
Home Depot, Inc. (The)	17	5,058
TJX Cos., Inc. (The)	43	2,577

		9,796

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	74	12,973
Seagate Technology Holdings plc	17	1,487

		14,460

Textiles, Apparel & Luxury Goods — 0.9%
VF Corp.	38	2,137

TOTAL COMMON STOCKS (Cost $205,097)		228,724

SHORT-TERM INVESTMENTS — 1.9%
INVESTMENT COMPANIES — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (b) (c) (Cost $3,720)	3,719	3,720

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (b) (c) (Cost $610)	610	610

TOTAL SHORT-TERM INVESTMENTS (Cost $4,330)		4,330

Total Investments — 100.0% (Cost $209,427)		233,054
Other Assets Less Liabilities — 0.0% (d)		16

Net Assets — 100.0%		233,070

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $580.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini S&P 500 ESG Index	16	06/2022	USD	3,171	124

Abbreviations

USD             United States Dollar

JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$233,054	$—	$—	$233,054

Appreciation in Other Financial Instruments
Futures Contracts (a)	$124	$—	$—	$124

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$4,580	$102,376	$103,235	$(1)	$—	(c)	$3,720	3,719	$3		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	—	4,941	4,331	—	—		610	610	—	(c)	—

Total	$4,580	$107,317	$107,566	$(1)	$—	(c)	$4,330		$3		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand.